Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill
11.	GOODWILL

Changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2013 and 2014 consisted of the following:

	2013			2014
	ODP	Brand name phone sales	Total	ODP	Brand name phone sales	Total
Gross amount:
Beginning balance	$606	$1,242	$1,848	$606	$1,242	$1,848
Goodwill recognized in acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—

Ending balance	606	1,242	1,848	606	1,242	1,848

Accumulated impairment loss:
Beginning balance	(606)	—	(606)	(606)	(1,242)	(1,848)
Disposal	—	—	—	—	—	—
Charge for the year	—	(1,242)	(1,242)	—	—	—

Ending balance	(606)	(1,242)	(1,848)	(606)	(1,242)	(1,848)

Goodwill, net	$—	$—	$—	$—	$—	$—

In light of the sales forecast information obtained in the fourth quarter of 2013, which showed a continually declining sales performance and profit margins in Brand name phone sales reporting unit in the future years, the Group believed there was a potential impairment loss indicator on the goodwill of the reporting unit. The Group performed its first step goodwill impairment test and determined that the carrying value of the reporting unit exceeded its fair value.

To determine the fair value of each reporting units, the Group adopted a DCF model under the income approach, which considers a number of factors that include expected future cash flows which were based on seven-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth, discount rate of 25% and terminal growth rate of 2%. The discount rate was estimated after considering the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require investing their capital in the reporting unit. The assumptions are inherently uncertain and subjective.

Having determined that the goodwill was potentially impaired, the Group proceeded with the second step of the goodwill impairment analysis which involved calculating the impaired fair value of the goodwill by allocating the fair value of the reporting unit to all of its assets and liabilities other than goodwill and comparing the residual amount to the carrying value of goodwill. According to that assessment, the Group concluded that goodwill allocated to the Brand name phone sales reporting unit was fully impaired. Consequently, the Group recognized an impairment loss of $1,242 for the year ended December 31, 2013.